Net Interest Income (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Net Interest Income
Net interest income for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	For the fiscal year ended March 31,
	2025	2024	2023

	(In millions)
Interest income from:
Deposits with banks (1)	¥652,041	¥604,264	¥335,805
Call loans and bills bought	183,979	204,232	75,923
Reverse repurchase agreements and cash collateral on securities borrowed	387,823	204,133	54,693
Investment securities	625,735	493,708	218,011
Loans and advances	4,867,163	4,438,061	3,011,644

Total interest income	6,716,741	5,944,398	3,696,076

Interest expense from:
Deposits	2,240,605	2,173,245	1,068,750
Call money and bills sold	48,064	43,821	18,246
Repurchase agreements and cash collateral on securities lent	873,359	764,578	280,945
Borrowings	209,780	197,065	126,122
Debt securities in issue	738,122	740,769	373,313
Premiums for deposit insurance	29,186	26,333	22,915
Others	63,191	107,824	50,715

Total interest expense	4,202,307	4,053,635	1,941,006

Net interest income	¥2,514,434	¥1,890,763	¥1,755,070

(1)
From the fiscal year ended March 31, 2025, interest income from deposits with the Bank of Japan has been classified as “Interest income from deposits with banks.” Comparative amounts have been reclassified to conform to the current presentation.